Share-based Payment (Details) - Schedule of RSU Activity - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Share-based Payment (Details) - Schedule of RSU Activity [Line Items]
Weighted Average Grant Date Fair Value, Nonvested beginning balance	$ 2.49
Weighted Average Grant Date Fair Value, Granted	1.33	2.49
Weighted Average Grant Date Fair Value, Vested	1.24	2.49
Weighted Average Grant Date Fair Value, Forfeited	2.49	2.49
Weighted Average Grant Date Fair Value, Nonvested ending balance	$ 2.14	$ 2.49
Restricted Common Stock [Member]
Share-based Payment (Details) - Schedule of RSU Activity [Line Items]
Number of Shares, Nonvested beginning balance	981,000
Number of Shares, Granted	1,288,396	1,402,000
Number of Shares, Vested	(1,097,396)	(382,250)
Number of Shares, Forfeited	(170,125)	(38,750)
Number of Shares, Nonvested ending balance	1,001,875	981,000